FAIR VALUE OF FINANCIAL INSTRUMENTS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%